Inventory	9 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventory [Text Block]

6. Inventory

The following is a listing of inventory as at December 31, 2023 and March 31, 2023:

	December 31, 2023	March 31, 2023

Work in Process and Parts	$16,036,373	$9,737,474
Finished Goods	16,865,666	31,871,760

Total	$32,902,039	$41,609,234

The Company's finished goods inventory is primarily comprised of EV Stars, EV Star Cab and Chassis, BEAST Type D school buses, and Nano BEAST Type A school buses. During the three months ended December 31, 2023, $5,645,273 of inventory was included in cost of sales (December 31, 2022 - $8,626,522). During the three and nine months ended December 31, 2023 there was a writedown of inventory totaling $408,651 related to 1 EV550, 3 EV Star Cargo, 25 EV Star and 10 EV Star CC, and there were no writedowns of inventory in the three and nine months ended December 31, 2022. During the nine months ended December 31, 2023, $25,506,204 of inventory was included in cost of sales (December 31, 2022 - $17,465,610).